Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Preferred Units	Convertible Preferred Stock	Common Units	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance at Dec. 31, 2015	$ (11,760)					$ 2,837		$ (14,597)
Preferred units, beginning balance (in shares) at Dec. 31, 2015		36,001,203
Preferred units, beginning balance at Dec. 31, 2015		$ 77,485
Common units, beginning balance (in shares) at Dec. 31, 2015				10,707,167
Issuance of common units				1,136,500
Cancellation of common units				(326,082)
Stock-based compensation	1,963					1,963
Net loss	(15,110)							(15,110)
Ending balance at Dec. 31, 2016	(24,907)					4,800		(29,707)
Preferred units, ending balance (in shares) at Dec. 31, 2016		36,001,203
Preferred units, ending balance at Dec. 31, 2016		$ 77,485
Common units, ending balance (in shares) at Dec. 31, 2016				11,517,585
Issuance of common units				2,483,500
Cancellation of common units				(8,333)
Conversion from LLC to corporation		$ (77,485)	$ 77,485		$ 1	(1)
Conversion from llc to corporation (units)		(36,001,203)		(13,992,752)
Conversion from llc to corporation (in shares)			36,001,203		13,825,387
Forfeiture of restricted common stock (in shares)					(49,234)
Stock-based compensation	5,354					5,354
Net loss	(32,480)							(32,480)
Ending balance at Dec. 31, 2017	$ (52,033)				$ 1	10,153		(62,187)
Convertible preferred stock, ending balance (in shares) at Dec. 31, 2017	36,001,203		36,001,203
Convertible preferred stock, ending balance at Dec. 31, 2017	$ 77,485		$ 77,485
Ending balance (in shares) at Dec. 31, 2017	13,776,153				13,776,153
Forfeiture of restricted common stock (in shares)					(11,324)
Stock-based compensation	$ 1,124					1,124
Unrealized gain on marketable securities	(154)						$ (154)
Net loss	(8,437)							(8,437)
Ending balance at Mar. 31, 2018	(59,500)				$ 1	11,277	(154)	(70,624)
Convertible preferred stock, ending balance (in shares) at Mar. 31, 2018			36,001,203
Convertible preferred stock, ending balance at Mar. 31, 2018			$ 77,485
Ending balance (in shares) at Mar. 31, 2018					13,764,829
Beginning balance at Dec. 31, 2017	$ (52,033)				$ 1	10,153		(62,187)
Convertible preferred stock, beginning balance (in shares) at Dec. 31, 2017	36,001,203		36,001,203
Convertible preferred stock, beginning balance at Dec. 31, 2017	$ 77,485		$ 77,485
Beginning balance (in shares) at Dec. 31, 2017	13,776,153				13,776,153
Net loss	$ (34,875)
Ending balance at Sep. 30, 2018	(82,783)				$ 1	14,418	(140)	(97,062)
Convertible preferred stock, ending balance (in shares) at Sep. 30, 2018			45,350,215
Convertible preferred stock, ending balance at Sep. 30, 2018			$ 210,170
Ending balance (in shares) at Sep. 30, 2018					13,764,829
Beginning balance at Dec. 31, 2017	$ (52,033)				$ 1	10,153		(62,187)
Convertible preferred stock, beginning balance (in shares) at Dec. 31, 2017	36,001,203		36,001,203
Convertible preferred stock, beginning balance at Dec. 31, 2017	$ 77,485		$ 77,485
Beginning balance (in shares) at Dec. 31, 2017	13,776,153				13,776,153
Issuance of Series E convertible preferred stock, net of issuance costs			$ 133,035
Issuance of Series E convertible preferred stock, net of costs (in shares)			9,373,633
Forfeiture of restricted common stock (in shares)					(11,324)
Stock-based compensation	$ 6,925					6,925
Unrealized gain on marketable securities	(42)						(42)
Net loss	(52,248)							(52,248)
Ending balance at Dec. 31, 2018	$ (97,398)				$ 1	17,078	(42)	(114,435)
Convertible preferred stock, ending balance (in shares) at Dec. 31, 2018	45,374,836		45,374,836
Convertible preferred stock, ending balance at Dec. 31, 2018	$ 210,520		$ 210,520
Ending balance (in shares) at Dec. 31, 2018	13,764,829				13,764,829
Beginning balance at Mar. 31, 2018	$ (59,500)				$ 1	11,277	(154)	(70,624)
Convertible preferred stock, beginning balance (in shares) at Mar. 31, 2018			36,001,203
Convertible preferred stock, beginning balance at Mar. 31, 2018			$ 77,485
Beginning balance (in shares) at Mar. 31, 2018					13,764,829
Issuance of Series E convertible preferred stock, net of issuance costs			$ 70,084
Issuance of Series E convertible preferred stock, net of costs (in shares)			4,941,825
Stock-based compensation	1,161					1,161
Unrealized gain on marketable securities	62						62
Net loss	(11,121)							(11,121)
Ending balance at Jun. 30, 2018	(69,398)				$ 1	12,438	(92)	(81,745)
Convertible preferred stock, ending balance (in shares) at Jun. 30, 2018			40,943,028
Convertible preferred stock, ending balance at Jun. 30, 2018			$ 147,569
Ending balance (in shares) at Jun. 30, 2018					13,764,829
Issuance of Series E convertible preferred stock, net of issuance costs			$ 62,601
Issuance of Series E convertible preferred stock, net of costs (in shares)			4,407,187
Stock-based compensation	1,980					1,980
Unrealized gain on marketable securities	(48)						(48)
Net loss	(15,317)							(15,317)
Ending balance at Sep. 30, 2018	(82,783)				$ 1	14,418	(140)	(97,062)
Convertible preferred stock, ending balance (in shares) at Sep. 30, 2018			45,350,215
Convertible preferred stock, ending balance at Sep. 30, 2018			$ 210,170
Ending balance (in shares) at Sep. 30, 2018					13,764,829
Net loss	(17,373)
Ending balance at Dec. 31, 2018	$ (97,398)				$ 1	17,078	(42)	(114,435)
Convertible preferred stock, ending balance (in shares) at Dec. 31, 2018	45,374,836		45,374,836
Convertible preferred stock, ending balance at Dec. 31, 2018	$ 210,520		$ 210,520
Ending balance (in shares) at Dec. 31, 2018	13,764,829				13,764,829
Conversion of convertible preferred stock into common stock	$ 210,521		$ (210,520)		$ 5	210,516
Conversion of convertible preferred stock into common stock (in shares)			(45,374,836)		45,374,836
Issuance of common stock upon initial public offering, net of issuance costs	168,223				$ 1	168,222
Issuance of common stock upon initial public offering, net of issuance costs (in shares)					9,739,541
Exercise of stock options	5					5
Exercise of stock options (in shares)					625
Forfeiture of restricted common stock (in shares)					(8,039)
Stock-based compensation	3,245					3,245
Unrealized gain on marketable securities	150						150
Net loss	(18,560)							(18,560)
Ending balance at Mar. 31, 2019	266,186				$ 7	399,066	108	(132,995)
Ending balance (in shares) at Mar. 31, 2019					68,871,792
Beginning balance at Dec. 31, 2018	$ (97,398)				$ 1	17,078	(42)	(114,435)
Convertible preferred stock, beginning balance (in shares) at Dec. 31, 2018	45,374,836		45,374,836
Convertible preferred stock, beginning balance at Dec. 31, 2018	$ 210,520		$ 210,520
Beginning balance (in shares) at Dec. 31, 2018	13,764,829				13,764,829
Net loss	$ (74,858)
Ending balance at Sep. 30, 2019	$ 218,587				$ 7	407,647	226	(189,293)
Convertible preferred stock, ending balance (in shares) at Sep. 30, 2019	0
Ending balance (in shares) at Sep. 30, 2019	68,922,249				68,922,249
Beginning balance at Mar. 31, 2019	$ 266,186				$ 7	399,066	108	(132,995)
Beginning balance (in shares) at Mar. 31, 2019					68,871,792
Exercise of stock options	63					63
Exercise of stock options (in shares)					8,999
Forfeiture of restricted common stock (in shares)					(48,934)
Stock-based compensation	3,694					3,694
Unrealized gain on marketable securities	333						333
Net loss	(24,560)							(24,560)
Ending balance at Jun. 30, 2019	245,716				$ 7	402,823	441	(157,555)
Ending balance (in shares) at Jun. 30, 2019					68,831,857
Exercise of stock options	720					720
Exercise of stock options (in shares)					90,392
Stock-based compensation	4,104					4,104
Unrealized gain on marketable securities	(215)						(215)
Net loss	(31,738)							(31,738)
Ending balance at Sep. 30, 2019	$ 218,587				$ 7	$ 407,647	$ 226	$ (189,293)
Convertible preferred stock, ending balance (in shares) at Sep. 30, 2019	0
Ending balance (in shares) at Sep. 30, 2019	68,922,249				68,922,249